Intangible Assets Other Than Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms charter-out	$ 683	$ 683	$ 208
Favorable lease terms charter-out	(8,646)	(6,302)	(1,236)
Total	$ (7,963)	$ (5,619)	$ (1,028)